EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Basic and diluted earnings per share based on the weighted average number of shares (expressed in R$ per share):
The basic earnings per share was calculated based on the weighted average number of common and preferred shares outstanding, as shown in the calculations below:

The basic earnings per share was calculated based on the weighted average number of common and preferred shares outstanding, as shown in the calculations below:

	Year ended December 31
	2022 (1)	2021 (1)	2020 (1)
Net earnings attributable to the parent’s common shareholders (R$ thousands)	10,016,947	11,061,730	7,560,015
Net earnings attributable to the parent’s preferred shareholders (R$ thousands)	10,966,743	12,110,592	8,276,847
Weighted average number of common shares outstanding (thousands)	5,346,229	5,346,746	5,358,591
Weighted average number of preferred shares outstanding (thousands)	5,324,581	5,325,101	5,333,350
Basic earnings per share attributable to common shareholders of the parent company (in Reais)	1.87	2.07	1.41
Basic earnings per share attributable to preferred shareholders of the parent company (in Reais)	2.06	2.27	1.55

(1) All share amounts presented for prior periods have been adjusted to reflect the bonus share issue approved at the Special Shareholders’ Meeting held on March 10, 2022, in the proportion of one new share for every 10 shares held.